Cost of goods sold and services provided (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in biological assets [line items]
Inventories at the beginning of the period / year		$ 6,403
Adjustment previous periods (IFRS 15 and 9)			$ (8,325)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		2,038	1,275	689
Changes in net realizable value of agricultural products after harvest		657	(43)	43
Deconsolidation		(155)	(637)	(14,360)
Capitalized finance costs		12	17	24
Currency translation adjustment		7,446	(1,935)	12,290
Acquisition for business combination				848
Transfers		(257)	149	(700)
Harvest		10,639	8,009	6,197
Acquisitions and classifications		65,879	66,811	49,286
Consume		(2,610)	(4,864)	343
Disposals due to sales		(19)		(23)
Disposals due to advance in work in progress		264
Expenses incurred		3,271	2,613	2,637
Inventories at the end of the period / year		(18,400)	(17,334)	(29,624)
Costs as of 06.30.20			75,360
Costs as of 06.30.19
Costs as of 06.30.18				$ 62,042
Cost of sales and services from agricultural business [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Adjustment previous periods (IFRS 15 and 9)	[1]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[1]	2,038
Changes in net realizable value of agricultural products after harvest	[1]	657
Deconsolidation	[1]
Capitalized finance costs	[1]
Currency translation adjustment	[1]	(816)
Acquisition for business combination	[1]
Transfers	[1]	(355)
Harvest	[1]	10,639
Acquisitions and classifications	[1]	8,274
Consume	[1]	(2,610)
Disposals due to sales	[1]
Disposals due to advance in work in progress	[1]
Expenses incurred	[1]	3,271
Inventories at the end of the period / year	[1]	(6,545)
Costs as of 06.30.20	[1]	21,717
Costs as of 06.30.19	[1]	15,942
Costs as of 06.30.18	[1]	12,909
Cost of sales and services from sales and services from urban properties and investment business [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Adjustment previous periods (IFRS 15 and 9)	[2]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[2]
Changes in net realizable value of agricultural products after harvest	[2]
Deconsolidation	[2]	(155)
Capitalized finance costs	[2]	12
Currency translation adjustment	[2]	8,262
Acquisition for business combination	[2]
Transfers	[2]	98
Harvest	[2]
Acquisitions and classifications	[2]	57,605
Consume	[2]
Disposals due to sales	[2]	(19)
Disposals due to advance in work in progress	[2]	264
Expenses incurred	[2]
Inventories at the end of the period / year	[2]	(11,855)
Costs as of 06.30.20	[2]	64,382
Costs as of 06.30.19	[2]	59,418
Costs as of 06.30.18	[2]	$ 49,133

[1]	(i) Includes biological assets (see Note 13.)
[2]	Includes trade properties (see Note 11).